Reserves for Losses and Adjustment Expenses Short-duration insurance contracts - Reconciliation of Claims Development (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	$ 3,629.6	$ 3,151.6
Reinsurance recoverable on unpaid losses	4,577.8	4,897.7
Unallocated claims incurred	47.9	41.4
Carbon syndicate reserves	16.7	5.2
Other	0.4	1.6
Liability for unpaid claims and claim adjustment expense, aggregate reconciling items	(396.8)	(338.4)
Losses and loss adjustment expenses	7,810.6	7,710.9	$ 7,611.8	$ 7,165.3
Property Insurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	270.8	259.0
Casualty Insurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	636.5	457.3
Marine, Aviation and Energy Insurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	194.5	163.7
Financial and Professional Insurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	837.6	671.9
Insurance lines
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	1,939.4	1,551.9
Reinsurance recoverable on unpaid losses	2,821.6	2,907.8
Property Catastrophe and Other Property Reinsurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	562.3	677.9
Casualty Reinsurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	733.6	571.6
Specialty Reinsurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	394.3	350.2
Reinsurance lines
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	1,690.2	1,599.7
Reinsurance recoverable on unpaid losses	1,756.2	1,989.9
Insurance lines other than short-duration
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Other reinsurance balances recoverable	(489.1)	(429.3)
Losses and loss adjustment expenses	$ 27.3	$ 42.7